UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CRCM L.P.
Address:            One Maritime Plaza, Suite 1107
                    San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Chun R. Ding
Title:        Manager of CRCM LLC
              General Partner of CRCM L.P.
Phone:        (415) 578-5700

Signature, Place and Date of Signing

/s/ Kelvin Koo                         Hong Kong, China       November 13, 2012
------------------------------------   -----------------      ------------------
By:  Kelvin Koo, as Attorney-in-Fact    [City, Country]              [Date]
For Chun R. Ding, Manager

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[  ] 13F  NOTICE. (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     7 Data Records

Form 13F Information Table Value Total:     $49,195 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number            Name

1        28-12617                        ChinaRock Capital Management Limited

                                    CRCM LP
                            13F SECURITIES HOLDINGS
                             3rd Quarter - FY 2012



       Column 1                     Column 2     Column 3   Column 4      Column 5         Column 6    Column 7       Column 8
     Name of Issuer                 Title of     CUSIP       Value     SHS or   SH/  Put/ Investment   Other      Voting Authority
                                    Class                   (x$1000)   PRN Amt  PRN  Call Discretion   Manager  Sole  Shared  None

21VIANET GROUP INC                   Equity ADR  90138A103   2,363     204,800   SH       SHARE-DEFINED 1             204,800
CHINACACHE INTERNAT-SPON ADR         Equity ADR  16950M107   10,300    2,051,788 SH       SHARE-DEFINED 1             2,051,788
CHINDEX INTERNATIONAL INC            Equity      169467107   1,033     100,000   SH       SHARE-DEFINED 1             100,000
CITY TELECOM (H.K.) LTD-ADR EQUITY   Equity ADR  178677209   3,537     757,400   SH       SHARE-DEFINED 1             757,400
IFM INVESTMENTS LTD-ADS EQUITY       Equity ADR  45172L100   435       235,000   SH       SHARE-DEFINED 1             235,000
SINA CORP                            Equity      G81477104   16,170    250,000   SH       SHARE-DEFINED 1             250,000
THE9 LTD-ADR EQUITY ADR 0.0          Equity ADR  88337K104   15,357    3,246,700 SH       SHARE-DEFINED 1             3,246,700